Exhibit 99.1

Wheels SPV 2, LLC
Series 2019-1 Asset Backed Notes
Sample Lease Agreed-Upon Procedures

Report To:
Wheels, Inc.
Wheels SPV 2, LLC

7 June 2019

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, Inc.
Wheels SPV 2, LLC
666 Garland Place
Des Plaines, Illinois 60016

Re:	Wheels SPV 2, LLC (the “Issuing Entity”)
Series 2019-1 Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Wheels, Inc. (the “Sponsor”), the Issuing Entity, Wells Fargo Securities, LLC (“Wells Fargo”), J.P. Morgan Securities LLC (“J.P. Morgan”), Mizuho Securities USA LLC (“Mizuho”) and MUFG Securities Americas Inc. (“MUFG,” together with the Sponsor, Issuing Entity, Wells Fargo, J.P. Morgan and Mizuho, the “Specified Parties”), solely to assist the Issuing Entity with respect to certain information relating to a pool of leases (the “Leases”) and the vehicles and equipment subject to such Leases relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuing Entity, provided us with:
a.	Electronic data files:
i.
Labeled “Wheels_2019-1_Pool_Tape.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information relating to the Leases as of 18 April 2019 (the “Lease Pool Determination Date”) and

ii.
Labeled “Wheels 2019-1 Random Sample Selection.xlsx” and the corresponding record layout and decode information (the “VIN Schedule”) that the Sponsor, on behalf of the Issuing Entity, indicated contains the vehicle identification number (the “VIN”) relating to each Sample Lease (as defined in Attachment A),

b.	Imaged copies of:
i.
The master lease contract, lease amendment, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, lease participation agreement, assignment and assumption agreement or other related documents (collectively and as applicable, the “Lease Contract”),

ii.	Certain screen shots from the Sponsor’s computerized lease servicing system (the “System Screen Shots”), as applicable,
iii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”) and
iv.
The certificate of title, title status screenshot or other related documents (collectively and as applicable, the “Title,” together with the Lease Contract, System Screen Shots and Memo of Delivery, the “Source Documents”)

that the Sponsor, on behalf of the Issuing Entity, indicated relate to each Sample Lease,
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A.  The Issuing Entity is responsible for the Preliminary Data File, VIN Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, VIN Schedule, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuing Entity, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 June 2019

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuing Entity, we randomly selected a sample of 150 Leases from the Preliminary Data File (the “Sample Leases”).  For the purpose of this procedure, the Sponsor, on behalf of the Issuing Entity, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

2.
As instructed by the Sponsor, on behalf the Issuing Entity, we appended the information for each Sample Lease on the Preliminary Data File with the corresponding VIN, as shown on the VIN Schedule.  The Preliminary Data File, as adjusted, is hereinafter referred to as the “Data File.”

3.	For each Sample Lease, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuing Entity, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Issuing Entity, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Lease Contract.

Attachment A Page 2 of 2

3.  (continued)

c.
Observed that “Wheels LT” was the named lien holder or owner on the corresponding Title or that the named lien holder or owner on such Title had the word “Wheels” in its name, as applicable (except for Sample Lease Numbers 4, 5, 7 and 8).

We were instructed by the Sponsor, on behalf of the Issuing Entity, not to perform the procedure in the preceding paragraph for Sample Lease Numbers 4, 5, 7 and 8.  Sample Lease Numbers 4, 5, 7 and 8 have a vehicle type of “forklift,” as shown on the Data File.  The Sponsor, on behalf of the Issuing Entity, indicated that this vehicle type is not required to be titled and that Wheels LT is the owner of all vehicles that are not required to be titled.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuing Entity, that is described above.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

VIN	Title and Memo of Delivery	i.

Lessee name	Lease Contract	ii.
Funding description	(a) Lease Contract and System Screen Shots, (b) Lease Contract, Memo of Delivery and recalculation or (c) Lease Contract	iii., iv.

Reserve factor	Memo of Delivery or System Screen Shots	v.

Make	Memo of Delivery

Model	Memo of Delivery	vi.

Original stipulated cost	Memo of Delivery or System Screen Shots	vii.

Notes:
i.	For identification purposes only.

ii.
For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words.

iii.	For the purpose of comparing the funding description Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown on the Data File, and
(b)
Use the funding description, as shown on the Lease Contract, that corresponds to the lease type, vehicle type (as applicable), fleet ID (as applicable) and remaining term (as applicable), all as shown on the Data File, and in accordance with note iv. below, as applicable.

Exhibit 1 to Attachment A

Notes: (continued)

iv.
For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 14 and 111, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore any funding description, as shown on the Lease Contract, that is after the date delivered or the date the vehicle was received by the manufacturer, as applicable, as shown on the System Screen Shots.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 32, 34 and 73, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the amortization term, that the Sponsor, on behalf of the Issuing Entity, instructed us to recalculate by:
(a)	Dividing 100 by the reserve factor, as shown on the Memo of Delivery, and
(b)	Rounding the value calculated in (a) to the nearest integer.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 37, 42, 45 and 46, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description relating to the dealer stock vehicles, as shown on the Lease Contract, that corresponds to the acquisition type of “direct,” as shown on the System Screen Shots.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Number 140, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, that corresponds to the fleet ID corresponding to “[Customer name redacted],” as shown on the System Screen Shots.

For the purpose of comparing the funding description Sample Characteristic for the remaining Sample Leases, the Sponsor, on behalf of the Issuing Entity, instructed us to use the Lease Contract as the Source Document, subject to the additional instruction described in the succeeding paragraph of this note iv., as applicable.

For the purpose of comparing the funding description Sample Characteristic for Sample Lease Numbers 64, 72 and 74, the Sponsor, on behalf of the Issuing Entity, indicated that a vehicle type of “Standard Vehicles & Medium-Duty Trucks,” as shown on the Lease Contract, corresponds to a vehicle type of “light duty trucks or cars,” as applicable, as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

v.
For the purpose of comparing the reserve factor Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 97 and 116) the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Sample Characteristic for Sample Lease Numbers 97 and 116, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document.

vi.
For the purpose of comparing the model Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences due to abbreviations, truncations or additional descriptions.

vii.
For the purpose of comparing the original stipulated cost Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 1, 2, 3, 14, 15, 17, 21, 24, 25, 28, 36, 40, 41, 48, 51, 55, 56, 64, 70, 72, 74, 81, 88, 89, 96, 98, 99, 101, 116, 135, 137 and 148), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Sample Characteristic for Sample Lease Numbers 1, 2, 3, 14, 15, 17, 21, 24, 25, 28, 36, 40, 41, 48, 51, 55, 56, 64, 70, 72, 74, 81, 88, 89, 96, 98, 99, 101, 116, 135, 137 and 148, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document, subject to the additional instruction described in the succeeding paragraph of this note vii., as applicable.

The Sponsor, on behalf of the Issuing Entity, indicated that the System Screen Shots for Sample Lease Number 135 contained account activity which occurred after the Lease Pool Determination Date.  For the purpose of comparing the original stipulated cost Sample Characteristic for Sample Lease Number 135, the Sponsor, on behalf of the Issuing Entity, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Lease Pool Determination Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuing Entity, that are described in the notes above.